UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2018

MOG-QTLY-1218
1.809097.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)
(Cost $303)	303	299

U.S. Government Agency - Mortgage Securities - 90.7%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	34	35
12 month U.S. LIBOR + 1.495% 3.559% 1/1/35 (b)(c)	134	139
12 month U.S. LIBOR + 1.523% 3.507% 3/1/36 (b)(c)	49	51
12 month U.S. LIBOR + 1.617% 3.946% 3/1/33 (b)(c)	85	87
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(c)	96	101
12 month U.S. LIBOR + 1.690% 4.369% 8/1/35 (b)(c)	353	369
12 month U.S. LIBOR + 1.718% 4.403% 5/1/35 (b)(c)	235	245
12 month U.S. LIBOR + 1.728% 3.957% 11/1/36 (b)(c)	155	162
12 month U.S. LIBOR + 2.176% 4.352% 8/1/35 (b)(c)	167	175
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (b)(c)(d)	22	22
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (b)(c)	39	39
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (b)(c)	29	30
6 month U.S. LIBOR + 1.550% 4.05% 9/1/33 (b)(c)	393	403
6 month U.S. LIBOR + 1.556% 4.01% 10/1/33 (b)(c)	16	17
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (b)(c)	16	17
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.247% 7/1/36 (b)(c)	94	99
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.556% 10/1/33 (b)(c)	44	46
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.402% 7/1/34 (b)(c)	500	529
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.339% 9/1/34 (b)(c)	323	342
3.5% 9/1/47	383	373
3.525% 7/1/42	101	100
4.5% 11/1/48 (e)	300	307
8.5% 12/1/27	36	41
9.5% 9/1/30	11	12
		3,741
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	30	31
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	62	64
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(c)	59	61
12 month U.S. LIBOR + 1.860% 4.61% 8/1/34 (b)(c)	121	127
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (b)(c)(d)	140	146
12 month U.S. LIBOR + 1.961% 4.542% 6/1/33 (b)(c)	574	601
12 month U.S. LIBOR + 2.082% 4.387% 3/1/33 (b)(c)	3	3
6 month U.S. LIBOR + 1.608% 3.978% 12/1/35 (b)(c)	63	65
6 month U.S. LIBOR + 1.844% 4.297% 10/1/36 (b)(c)	254	264
6 month U.S. LIBOR + 1.913% 4.359% 10/1/35 (b)(c)	173	179
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.928% 6/1/33 (b)(c)	278	289
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.781% 12/1/35 (b)(c)	1,525	1,599
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (b)(c)	545	572
U.S. TREASURY 1 YEAR INDEX + 2.405% 4.162% 3/1/35 (b)(c)	1,079	1,142
		5,143
Ginnie Mae - 90.5%
3% 5/15/27 to 6/20/48	913,709	877,583
3.7% 10/15/42	10,010	9,995
4% 5/15/44	2,607	2,640
4.5% 7/15/33 to 3/20/47	151,670	157,480
4.75% 7/15/40	1,130	1,186
4.875% 9/15/39 to 12/15/39	6,867	7,204
5.09% 4/15/36 to 11/15/36	6,361	6,746
5.15% 2/15/36 to 4/15/36	695	731
5.2% 7/15/36	64	68
5.25% 4/15/36 to 4/15/37	657	692
5.39% 5/15/36	341	362
5.4% 8/15/36	90	96
5.45% 2/15/37	842	895
5.5% 12/20/18 to 2/20/42	9,299	9,973
5.6% 11/15/36	336	358
5.65% 4/15/37	208	222
5.85% 1/15/37	114	122
6.45% 1/15/32 to 8/15/32	226	250
6.5% 7/15/23 to 1/15/39	8,174	9,054
7% 4/15/22 to 9/20/34	16,068	17,891
7.25% 9/15/27	38	43
7.5% 9/15/21 to 9/20/32	6,329	7,027
8% 1/15/20 to 9/15/31	1,689	1,894
8.5% 9/15/21 to 2/15/31	160	185
9% 9/15/19 to 5/15/30	84	89
2.5% 2/20/41 to 3/20/43	43,706	40,600
3.25% 2/20/41 to 7/20/46	2,707	2,692
3.5% 9/15/26 to 1/20/48 (a)(f)	1,335,229	1,316,495
3.5% 11/1/48 (e)	700	688
3.5% 11/1/48 (e)	10,000	9,823
3.5% 11/1/48 (e)	75,700	74,360
3.74% 7/20/42 to 8/20/42	1,142	1,140
3.75% 10/20/41 to 7/20/47	28,994	28,866
4% 2/20/33 to 7/20/47	506,125	512,429
4% 11/1/48 (e)	213,900	215,259
4% 11/1/48 (e)	7,000	7,044
4.25% 1/20/46	672	685
4.5% 11/1/48 (e)	11,500	11,796
4.5% 11/1/48 (e)	11,700	12,001
4.5% 11/1/48 (e)	11,850	12,155
4.5% 11/1/48 (e)	11,650	11,950
4.5% 11/1/48 (e)	102,500	105,140
4.5% 11/1/48 (e)	77,750	79,753
5% 6/20/29 to 4/15/41	101,777	107,836
5.35% 4/20/29 to 12/20/30	9,713	10,237
6% 12/15/23 to 3/15/39	13,776	15,057
7.395% 6/20/25 to 2/20/27	401	434
		3,689,226
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,825,687)		3,698,110

Collateralized Mortgage Obligations - 20.8%
U.S. Government Agency - 20.8%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,351	1,422
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(d)	$240	$50
Series 339 Class 5, 5.5% 7/25/33 (d)	310	67
Series 343 Class 16, 5.5% 5/25/34 (d)	264	48
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	614	698
Series 40 Class K, 6.5% 8/17/24	136	144
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,192	1,338
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 4.3804% 7/20/41 (b)(d)(g)	17,199	2,885
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	5,185	5,498
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 2.6296% 5/20/31 (b)(c)	108	108
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 2.6798% 6/16/32 (b)(c)	129	130
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.4103% 6/16/37 (b)(d)(g)	1,525	240
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 3.0298% 6/16/38 (b)(c)	324	331
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.8596% 7/20/38 (b)(c)	1,001	1,012
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.9298% 10/16/40 (b)(c)	2,192	2,226
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.7801% 3/20/60 (b)(c)(h)	20,704	20,759
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.5601% 7/20/60 (b)(c)(h)	12,096	12,063
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.4138% 9/20/60 (b)(c)(h)	15,337	15,286
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.4138% 8/20/60 (b)(c)(h)	16,214	16,158
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4938% 12/20/60 (b)(c)(h)	4,994	4,988
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.6138% 12/20/60 (b)(c)(h)	8,340	8,352
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.6138% 2/20/61 (b)(c)(h)	3,722	3,726
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.6038% 2/20/61 (b)(c)(h)	20,638	20,657
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.6138% 4/20/61 (b)(c)(h)	6,683	6,693
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.6138% 5/20/61 (b)(c)(h)	8,054	8,069
Class FC, 1 month U.S. LIBOR + 0.500% 2.6138% 5/20/61 (b)(c)(h)	7,663	7,675
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6438% 6/20/61 (b)(c)(h)	10,008	10,029
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.7138% 10/20/61 (b)(c)(h)	11,206	11,248
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.6298% 4/16/42 (b)(c)	702	704
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.5798% 6/16/42 (b)(c)	779	781
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.8138% 11/20/61 (b)(c)(h)	9,940	10,005
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.8138% 1/20/62 (b)(c)(h)	6,626	6,666
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7438% 1/20/62 (b)(c)(h)	9,514	9,559
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7438% 3/20/62 (b)(c)(h)	5,554	5,577
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7638% 5/20/61 (b)(c)(h)	560	561
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.6438% 7/20/60 (b)(c)(h)	13,081	13,083
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3938% 5/20/63 (b)(c)(h)	3,688	3,683
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.3138% 4/20/63 (b)(c)(h)	4,334	4,327
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.6296% 1/20/46 (b)(c)	3,106	3,118
planned amortization class:
Series 2002-50 Class PE, 6% 7/20/32	2,231	2,434
Series 2003-74 Class PZ, 5.5% 8/20/33	4,022	4,401
Series 2004-19 Class DP, 5.5% 3/20/34	45	46
Series 2005-24 Class TC, 5.5% 3/20/35	4,822	5,082
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,188
Series 2006-50 Class JC, 5% 6/20/36	2,496	2,585
Series 2010-117 Class E, 3% 10/20/39	10,076	9,981
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.4407% 12/20/40 (b)(g)	5,627	5,465
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,525
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,946	243
Series 2015-24 Class PI, 3.5% 2/20/45 (d)	24,602	4,515
Series 2017-134 Class BA, 2.5% 11/20/46	1,076	1,022
Series 2017-139 Class K, 3% 8/20/47	50,639	49,075
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	873	937
Series 2001-49 Class Z, 7% 10/16/31	506	566
Series 2002-18 Class ZB, 6% 3/20/32	819	884
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.6703% 4/16/32 (b)(d)(g)	616	93
Series 2002-29:
Class SK, 43.250% - 1 month U.S. LIBOR 8.25% 5/20/32 (b)(g)	79	92
Class Z, 6.5% 5/16/32	1,198	1,326
Series 2002-33 Class ZJ, 6.5% 5/20/32	860	956
Series 2002-42 Class ZA, 6% 6/20/32	569	614
Series 2002-45 Class Z, 6% 6/20/32	356	389
Series 2003-75 Class ZA, 5.5% 9/20/33	2,117	2,275
Series 2004-24 Class ZM, 5% 4/20/34	4,547	4,783
Series 2004-46 Class BZ, 6% 6/20/34	2,617	2,870
Series 2004-86 Class G, 6% 10/20/34	6,273	7,243
Series 2005-26 Class ZA, 5.5% 1/20/35	19,897	21,348
Series 2005-28 Class AJ, 5.5% 4/20/35	3,183	3,254
Series 2005-47 Class ZY, 6% 6/20/35	8,884	9,770
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,111
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,711
Series 2006-2 Class Z, 5.5% 1/20/36	8,941	9,608
Series 2008-17 Class BN, 5% 2/20/38	3,691	3,836
Series 2010-160 Class DY, 4% 12/20/40	48,003	48,911
Series 2010-168 Class BG, 4% 4/20/40	9,059	9,236
Series 2010-170 Class B, 4% 12/20/40	7,667	7,812
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 4.9405% 2/16/41 (b)(g)	15,000	14,119
Series 2011-29 Class BV, 5% 5/20/40	10,483	10,908
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 4.2284% 5/16/41 (b)(g)	29,586	27,986
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7638% 11/20/65 (b)(c)(h)	2,968	2,971
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	28,171	27,925
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 5.6703% 12/16/26 (b)(d)(g)	1,338	176
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 5.6703% 11/16/30 (b)(d)(g)	959	114
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 5.8203% 12/16/23 (b)(d)(g)	393	36
Class SP, 8.750% - 1 month U.S. LIBOR 6.4703% 9/16/26 (b)(d)(g)	202	17
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.3203% 12/16/25 (b)(d)(g)	519	46
Class SL, 7.600% - 1 month U.S. LIBOR 5.3203% 5/16/30 (b)(d)(g)	838	102
Class SV, 8.250% - 1 month U.S. LIBOR 5.9703% 12/16/28 (b)(d)(g)	63	5
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.9204% 11/20/31 (b)(d)(g)	480	79
Class ST, 7.700% - 1 month U.S. LIBOR 5.4203% 8/16/27 (b)(d)(g)	215	26
Class SV, 9.300% - 1 month U.S. LIBOR 7.0203% 9/16/27 (b)(d)(g)	361	32
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 5.8204% 2/20/29 (b)(d)(g)	1,177	162
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 5.8203% 3/16/32 (b)(d)(g)	1,474	223
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 4.2703% 12/16/29 (b)(d)(g)	1,505	163
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 4.2704% 5/20/33 (b)(d)(g)	667	97
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.2203% 5/16/34 (b)(d)(g)	456	60
Class SG, 6.500% - 1 month U.S. LIBOR 4.2204% 3/20/33 (b)(d)(g)	6,923	835
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 4.9203% 8/16/34 (b)(d)(g)	2,680	452
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.9203% 8/17/34 (b)(d)(g)	961	162
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.5204% 2/20/35 (b)(d)(g)	5,135	752
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,097
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.0204% 7/20/34 (b)(d)(g)	5,261	703
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 7.6806% 3/20/36 (b)(g)	5,103	5,657
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 26.5215% 6/16/37 (b)(g)	1,518	2,353
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 4.2104% 2/20/38 (b)(d)(g)	2,270	321
Series 2009-13 Class E, 4.5% 3/16/39	4,237	4,324
Series 2009-42 Class AY, 5% 6/16/37	2,967	3,107
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.6703% 2/16/40 (b)(d)(g)	3,668	398
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.5601% 5/20/60 (b)(c)(h)	8,864	8,842
Series 2011-52 Class HI, 7% 4/16/41 (d)	687	153
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 3.7204% 4/20/41 (b)(d)(g)	9,608	1,309
Series 2012-103 Class IL, 3% 8/20/27 (d)	34,469	2,948
Series 2012-64 Class KI, 3.5% 11/20/36 (d)	1,498	108
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 3.7704% 6/20/42 (b)(d)(g)	16,145	2,275
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.4203% 6/16/42 (b)(d)(g)	2,363	337
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.6272% 4/20/39 (b)(g)	3,966	3,995
Class ST, 8.800% - 1 month U.S. LIBOR 5.7605% 8/20/39 (b)(g)	12,749	12,932
Series 2013-149 Class MA, 2.5% 5/20/40	54,530	52,499
Series 2013-182 Class IQ, 4.5% 12/16/43 (d)	8,671	1,883
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 4.9407% 3/20/41 (b)(g)	40,749	39,202
Series 2014-2 Class BA, 3% 1/20/44	9,280	9,030
Series 2014-21 Class HA, 3% 2/20/44	4,192	4,083
Series 2014-25 Class HC, 3% 2/20/44	6,248	6,065
Series 2014-5 Class A, 3% 1/20/44	5,635	5,483
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	17,017	16,905
Series 2015-H21:
Class HZ, 4.5364% 6/20/63 (b)(h)	5,754	5,834
Class JZ, 4.6162% 6/20/65 (b)(h)	1,155	1,181
Series 2016-146 Class AL, 5.8481% 5/20/40 (b)	4,915	5,406
Series 2016-17 Class A, 3% 2/16/46	32,370	31,603
Series 2017-186 Class HK, 3% 11/16/45	18,832	18,250
Series 2017-75 Class PT, 5.7257% 4/20/47 (b)	24,719	26,608
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.82% 8/20/66 (b)(c)(h)	28,587	28,625
		849,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $870,118)		849,115

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(d)	3,637	18
Series 2001-12 Class X, 0.643% 7/16/40 (b)(d)	1,187	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9908% 9/16/42 (b)(d)	3,855	90
Series 2002-62 Class IO, 1.0874% 8/16/42 (b)(d)	2,030	23
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,329)		131
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.23% (i)
(Cost $64,551)	64,537,622	64,551
TOTAL INVESTMENT IN SECURITIES - 113.1%
(Cost $4,766,988)		4,612,206
NET OTHER ASSETS (LIABILITIES) - (13.1)%		(532,860)
NET ASSETS - 100%		$4,079,346

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 11/1/48	$(5,000)	$(4,911)
3.5% 11/1/48	(4,700)	(4,617)
4% 11/1/48	(5,800)	(5,837)
4% 11/1/48	(41,600)	(41,864)
4% 11/1/48	(19,500)	(19,624)
TOTAL TBA SALE COMMITMENTS
(Proceeds $77,010)		$(76,853)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	$(3,095)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	143,300	(5,953)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	136,000	(5,455)

TOTAL PUT SWAPTIONS			(14,503)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	(2,140)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	143,300	(3,400)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	136,000	(3,211)

TOTAL CALL SWAPTIONS			(8,751)

TOTAL WRITTEN SWAPTIONS			$(23,254)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	12	Dec. 2018	$1,421	$(25)	$(25)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	129	Dec. 2018	27,175	103	103
CBOT 5-Year U.S. Treasury Note Contracts (United States)	541	Dec. 2018	60,799	633	633
CBOT Long Term U.S. Treasury Bond Contracts (United States)	71	Dec. 2018	9,807	482	482
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,750	Dec. 2018	218,941	3,699	3,699
TOTAL SOLD					4,917
TOTAL FUTURES CONTRACTS					$4,892

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 7.8%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,211,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $320,000.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$326
Total	$326

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$299	$--	$299	$--
U.S. Government Agency - Mortgage Securities	3,698,110	--	3,698,110	--
Collateralized Mortgage Obligations	849,115	--	849,115	--
Commercial Mortgage Securities	131	--	131	--
Money Market Funds	64,551	64,551	--	--
Total Investments in Securities:	$4,612,206	$64,551	$4,547,655	$--
Derivative Instruments:
Assets
Futures Contracts	$4,917	$4,917	$--	$--
Total Assets	$4,917	$4,917	$--	$--
Liabilities
Futures Contracts	$(25)	$(25)	$--	$--
Written Swaptions	(23,254)	--	(23,254)	--
Total Liabilities	$(23,279)	$(25)	$(23,254)	$--
Total Derivative Instruments:	$(18,362)	$4,892	$(23,254)	$--
Other Financial Instruments:
TBA Sale Commitments	$(76,853)	$--	$(76,853)	$--
Total Other Financial Instruments:	$(76,853)	$--	$(76,853)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

October 31, 2018

RW22-QTLY-1218
1.858584.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,689	$21,144
Fidelity Series Blue Chip Growth Fund (a)	2,800	38,560
Fidelity Series Commodity Strategy Fund (a)	24,031	117,510
Fidelity Series Growth Company Fund (a)	4,404	78,178
Fidelity Series Intrinsic Opportunities Fund (a)	5,370	92,155
Fidelity Series Large Cap Stock Fund (a)	5,500	82,232
Fidelity Series Large Cap Value Index Fund (a)	1,826	22,848
Fidelity Series Opportunistic Insights Fund (a)	2,358	42,096
Fidelity Series Small Cap Discovery Fund (a)	995	11,030
Fidelity Series Small Cap Opportunities Fund (a)	2,589	34,049
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,996	62,452
Fidelity Series Value Discovery Fund (a)	3,402	44,358
TOTAL DOMESTIC EQUITY FUNDS
(Cost $635,799)		646,612

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	1,431	14,296
Fidelity Series Emerging Markets Fund (a)	2,310	20,487
Fidelity Series Emerging Markets Opportunities Fund (a)	10,590	187,024
Fidelity Series International Growth Fund (a)	9,373	140,120
Fidelity Series International Small Cap Fund (a)	2,041	33,534
Fidelity Series International Value Fund (a)	14,364	139,044
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $559,745)		534,505

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (a)	3,651	34,101
Fidelity Series Floating Rate High Income Fund (a)	1,625	15,384
Fidelity Series High Income Fund (a)	8,423	78,928
Fidelity Series Inflation-Protected Bond Index Fund (a)	82,242	791,987
Fidelity Series International Credit Fund (a)	512	4,971
Fidelity Series Investment Grade Bond Fund (a)	204,230	2,197,513
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,762	269,758
Fidelity Series Real Estate Income Fund (a)	2,681	28,659
TOTAL BOND FUNDS
(Cost $3,566,406)		3,421,301

Short-Term Funds - 22.8%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,085,155	1,085,155
Fidelity Series Short-Term Credit Fund (a)	27,548	271,351
TOTAL SHORT-TERM FUNDS
(Cost $1,360,344)		1,356,506
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,122,294)		5,958,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,424)
NET ASSETS - 100%		$5,956,500

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$363	$--	$376	$--	$192	$(179)	$--
Fidelity Series All-Sector Equity Fund	49,054	1,514	29,254	--	1,553	(1,723)	21,144
Fidelity Series Blue Chip Growth Fund	51,872	6,958	15,429	3,869	2,361	(7,202)	38,560
Fidelity Series Canada Fund	16,098	2,201	2,914	--	81	(1,170)	14,296
Fidelity Series Commodity Strategy Fund	140,965	9,307	22,542	7,206	289	(10,509)	117,510
Fidelity Series Emerging Markets Debt Fund	40,866	562	5,922	564	(541)	(864)	34,101
Fidelity Series Emerging Markets Fund	--	22,275	43	--	(4)	(1,741)	20,487
Fidelity Series Emerging Markets Opportunities Fund	216,061	42,567	45,818	--	(721)	(25,065)	187,024
Fidelity Series Floating Rate High Income Fund	17,678	221	2,464	220	(9)	(42)	15,384
Fidelity Series Government Money Market Fund 2.23%	1,425,208	6,354	346,407	6,350	--	--	1,085,155
Fidelity Series Growth Company Fund	104,920	7,770	31,794	--	6,662	(9,380)	78,178
Fidelity Series High Income Fund	92,089	1,224	12,829	1,224	(166)	(1,390)	78,928
Fidelity Series Inflation-Protected Bond Index Fund	740,627	176,621	117,031	704	(1,456)	(6,774)	791,987
Fidelity Series International Credit Fund	4,998	34	--	33	--	(61)	4,971
Fidelity Series International Growth Fund	158,436	24,273	30,951	--	2,140	(13,778)	140,120
Fidelity Series International Small Cap Fund	37,953	5,156	6,520	--	361	(3,416)	33,534
Fidelity Series International Value Fund	158,963	19,377	27,422	--	340	(12,214)	139,044
Fidelity Series Intrinsic Opportunities Fund	124,494	8,432	32,518	4,527	3,184	(11,437)	92,155
Fidelity Series Investment Grade Bond Fund	2,621,965	17,409	407,617	17,457	(12,389)	(21,855)	2,197,513
Fidelity Series Large Cap Stock Fund	112,022	10,389	32,289	5,809	2,033	(9,923)	82,232
Fidelity Series Large Cap Value Index Fund	31,263	1,090	8,822	--	797	(1,480)	22,848
Fidelity Series Long-Term Treasury Bond Index Fund	251,140	69,591	36,586	1,956	(978)	(13,409)	269,758
Fidelity Series Opportunistic Insights Fund	56,495	3,789	16,334	--	2,047	(3,901)	42,096
Fidelity Series Real Estate Income Fund	33,223	783	4,641	783	(91)	(615)	28,659
Fidelity Series Short-Term Credit Fund	356,417	1,838	86,723	1,839	(1,118)	937	271,351
Fidelity Series Small Cap Discovery Fund	15,239	647	3,867	--	276	(1,265)	11,030
Fidelity Series Small Cap Opportunities Fund	46,830	5,231	12,932	2,833	3,065	(8,145)	34,049
Fidelity Series Stock Selector Large Cap Value Fund	85,509	3,075	24,029	--	1,004	(3,107)	62,452
Fidelity Series Value Discovery Fund	60,488	1,821	16,524	--	722	(2,149)	44,358
	$7,051,236	$450,509	$1,380,598	$55,374	$9,634	$(171,857)	$5,958,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

October 31, 2018

RW24-QTLY-1218
1.858587.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,575	$44,754
Fidelity Series Blue Chip Growth Fund (a)	5,923	81,553
Fidelity Series Commodity Strategy Fund (a)	50,951	249,149
Fidelity Series Growth Company Fund (a)	9,311	165,262
Fidelity Series Intrinsic Opportunities Fund (a)	11,341	194,614
Fidelity Series Large Cap Stock Fund (a)	11,628	173,837
Fidelity Series Large Cap Value Index Fund (a)	3,865	48,355
Fidelity Series Opportunistic Insights Fund (a)	4,987	89,023
Fidelity Series Small Cap Discovery Fund (a)	2,108	23,383
Fidelity Series Small Cap Opportunities Fund (a)	5,477	72,023
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,563	132,041
Fidelity Series Value Discovery Fund (a)	7,194	93,808
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,351,134)		1,367,802

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	3,045	30,419
Fidelity Series Emerging Markets Fund (a)	4,930	43,726
Fidelity Series Emerging Markets Opportunities Fund (a)	22,401	395,603
Fidelity Series International Growth Fund (a)	19,819	296,297
Fidelity Series International Small Cap Fund (a)	4,326	71,074
Fidelity Series International Value Fund (a)	30,374	294,024
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,186,502)		1,131,143

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (a)	7,868	73,486
Fidelity Series Floating Rate High Income Fund (a)	3,437	32,550
Fidelity Series High Income Fund (a)	17,825	167,019
Fidelity Series Inflation-Protected Bond Index Fund (a)	173,785	1,673,546
Fidelity Series International Credit Fund (a)	522	5,069
Fidelity Series Investment Grade Bond Fund (a)	431,566	4,643,647
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,344	570,035
Fidelity Series Real Estate Income Fund (a)	5,701	60,943
TOTAL BOND FUNDS
(Cost $7,506,485)		7,226,295

Short-Term Funds - 22.8%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	2,293,063	2,293,063
Fidelity Series Short-Term Credit Fund (a)	58,213	573,398
TOTAL SHORT-TERM FUNDS
(Cost $2,873,979)		2,866,461
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,918,100)		12,591,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,174)
NET ASSETS - 100%		$12,586,527

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$471	$--	$489	$--	$270	$(252)	$--
Fidelity Series All-Sector Equity Fund	97,191	11,661	63,667	--	3,026	(3,457)	44,754
Fidelity Series Blue Chip Growth Fund	102,773	24,927	34,961	8,971	2,644	(13,830)	81,553
Fidelity Series Canada Fund	32,007	7,942	7,163	--	59	(2,426)	30,419
Fidelity Series Commodity Strategy Fund	279,656	50,323	58,328	17,284	(1,642)	(20,860)	249,149
Fidelity Series Emerging Markets Debt Fund	82,085	8,650	14,365	1,251	(628)	(2,256)	73,486
Fidelity Series Emerging Markets Fund	--	47,623	80	--	(10)	(3,807)	43,726
Fidelity Series Emerging Markets	427,797	140,228	117,758	--	(4,248)	(50,416)	395,603
Fidelity Series Floating Rate High Income	34,999	3,563	5,917	477	(1)	(94)	32,550
Fidelity Series Government Money Market	2,821,826	260,805	789,568	13,719	--	--	2,293,063
Fidelity Series Growth Company Fund	207,803	35,406	71,816	--	11,211	(17,342)	165,262
Fidelity Series High Income Fund	182,746	18,696	31,099	2,669	7	(3,331)	167,019
Fidelity Series Inflation-Protected Bond	1,466,423	542,821	316,528	1,533	(2,575)	(16,595)	1,673,546
Fidelity Series International Credit Fund	5,097	34	--	34	--	(62)	5,069
Fidelity Series International Growth Fund	313,833	80,402	73,070	--	2,086	(26,954)	296,297
Fidelity Series International Small Cap Fund	75,281	18,129	15,910	--	202	(6,628)	71,074
Fidelity Series International Value Fund	314,871	69,519	65,946	--	8	(24,428)	294,024
Fidelity Series Intrinsic Opportunities Fund	246,530	38,402	71,591	10,719	2,607	(21,334)	194,614
Fidelity Series Investment Grade Bond Fund	5,190,940	496,122	964,816	37,992	(19,238)	(59,361)	4,643,647
Fidelity Series Large Cap Stock Fund	221,865	41,827	73,535	11,876	2,604	(18,924)	173,837
Fidelity Series Large Cap Value Index Fund	61,970	7,995	20,139	--	1,318	(2,789)	48,355
Fidelity Series Long-Term Treasury Bond	497,290	201,684	96,269	4,261	(2,637)	(30,033)	570,035
Fidelity Series Opportunistic Insights Fund	111,929	18,292	37,145	--	3,448	(7,501)	89,023
Fidelity Series Real Estate Income Fund	66,330	7,659	11,291	1,856	(232)	(1,523)	60,943
Fidelity Series Short-Term Credit Fund	705,877	65,939	197,903	4,004	(1,080)	565	573,398
Fidelity Series Small Cap Discovery Fund	30,241	4,189	8,889	--	299	(2,457)	23,383
Fidelity Series Small Cap Opportunities Fund	92,785	20,078	29,261	6,571	1,378	(12,957)	72,023
Fidelity Series Stock Selector Large Cap	169,371	22,048	54,757	--	1,393	(6,014)	132,041
Fidelity Series Value Discovery Fund	119,833	14,900	37,769	--	1,067	(4,223)	93,808
	$13,959,820	$2,259,864	$3,270,030	$123,217	$1,336	$(359,289)	$12,591,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

October 31, 2018

RW26-QTLY-1218
1.858589.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,902	$23,818
Fidelity Series Blue Chip Growth Fund (a)	3,153	43,419
Fidelity Series Commodity Strategy Fund (a)	23,581	115,311
Fidelity Series Growth Company Fund (a)	4,958	88,002
Fidelity Series Intrinsic Opportunities Fund (a)	6,039	103,634
Fidelity Series Large Cap Stock Fund (a)	6,191	92,557
Fidelity Series Large Cap Value Index Fund (a)	2,057	25,734
Fidelity Series Opportunistic Insights Fund (a)	2,655	47,398
Fidelity Series Small Cap Discovery Fund (a)	1,121	12,436
Fidelity Series Small Cap Opportunities Fund (a)	2,915	38,338
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,624	70,297
Fidelity Series Value Discovery Fund (a)	3,830	49,939
TOTAL DOMESTIC EQUITY FUNDS
(Cost $698,041)		710,883

International Equity Funds - 9.8%
Fidelity Series Canada Fund (a)	1,519	15,175
Fidelity Series Emerging Markets Fund (a)	2,522	22,366
Fidelity Series Emerging Markets Opportunities Fund (a)	11,495	203,004
Fidelity Series International Growth Fund (a)	9,914	148,221
Fidelity Series International Small Cap Fund (a)	2,162	35,520
Fidelity Series International Value Fund (a)	15,194	147,077
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $598,737)		571,363

Bond Funds - 56.2%
Fidelity Series Emerging Markets Debt Fund (a)	3,644	34,037
Fidelity Series Floating Rate High Income Fund (a)	1,594	15,098
Fidelity Series High Income Fund (a)	8,273	77,516
Fidelity Series Inflation-Protected Bond Index Fund (a)	75,803	729,979
Fidelity Series International Credit Fund (a)	346	3,362
Fidelity Series Investment Grade Bond Fund (a)	196,944	2,119,123
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,312	274,155
Fidelity Series Real Estate Income Fund (a)	2,618	27,984
TOTAL BOND FUNDS
(Cost $3,421,098)		3,281,254

Short-Term Funds - 21.8%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,020,649	1,020,649
Fidelity Series Short-Term Credit Fund (a)	25,911	255,221
TOTAL SHORT-TERM FUNDS
(Cost $1,279,672)		1,275,870
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,997,548)		5,839,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,640)
NET ASSETS - 100%		$5,836,730

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$277	$--	$287	$--	$148	$(138)	$--
Fidelity Series All-Sector Equity Fund	50,997	1,582	28,411	--	1,484	(1,834)	23,818
Fidelity Series Blue Chip Growth Fund	53,927	7,753	12,311	4,521	1,397	(7,347)	43,419
Fidelity Series Canada Fund	15,975	2,276	1,873	--	10	(1,213)	15,175
Fidelity Series Commodity Strategy Fund	127,651	9,677	12,081	7,420	(45)	(9,891)	115,311
Fidelity Series Emerging Markets Debt Fund	37,340	557	2,530	557	(226)	(1,104)	34,037
Fidelity Series Emerging Markets Fund	--	24,375	1	--	--	(2,008)	22,366
Fidelity Series Emerging Markets Opportunities Fund	221,403	48,126	38,112	--	(1,798)	(26,615)	203,004
Fidelity Series Floating Rate High Income Fund	15,974	215	1,044	214	(2)	(45)	15,098
Fidelity Series Government Money Market Fund 2.23%	1,225,749	5,890	210,990	5,890	--	--	1,020,649
Fidelity Series Growth Company Fund	109,053	8,270	25,435	--	5,145	(9,031)	88,002
Fidelity Series High Income Fund	83,403	1,192	5,502	1,192	(91)	(1,486)	77,516
Fidelity Series Inflation-Protected Bond Index Fund	623,309	173,768	58,982	644	(1,019)	(7,097)	729,979
Fidelity Series International Credit Fund	3,381	23	--	23	--	(42)	3,362
Fidelity Series International Growth Fund	156,867	23,667	19,392	--	769	(13,690)	148,221
Fidelity Series International Small Cap Fund	37,609	5,065	3,843	--	113	(3,424)	35,520
Fidelity Series International Value Fund	157,387	18,246	15,861	--	(81)	(12,614)	147,077
Fidelity Series Intrinsic Opportunities Fund	129,407	5,927	21,874	5,337	1,779	(11,605)	103,634
Fidelity Series Investment Grade Bond Fund	2,328,440	21,099	195,657	16,693	(7,519)	(27,240)	2,119,123
Fidelity Series Large Cap Stock Fund	116,432	10,729	25,770	6,185	1,383	(10,217)	92,557
Fidelity Series Large Cap Value Index Fund	32,511	1,084	7,015	--	609	(1,455)	25,734
Fidelity Series Long-Term Treasury Bond Index Fund	238,049	71,394	20,115	1,990	(1,054)	(14,119)	274,155
Fidelity Series Opportunistic Insights Fund	58,733	4,000	12,933	--	1,518	(3,920)	47,398
Fidelity Series Real Estate Income Fund	29,933	790	1,987	791	(85)	(667)	27,984
Fidelity Series Short-Term Credit Fund	306,599	1,706	52,870	1,705	(687)	473	255,221
Fidelity Series Small Cap Discovery Fund	15,858	669	2,909	--	165	(1,347)	12,436
Fidelity Series Small Cap Opportunities Fund	48,683	5,791	9,993	3,311	1,525	(7,668)	38,338
Fidelity Series Stock Selector Large Cap Value Fund	88,881	3,006	18,980	--	694	(3,304)	70,297
Fidelity Series Value Discovery Fund	62,881	1,719	12,898	--	493	(2,256)	49,939
Total	$6,376,709	$458,596	$819,656	$56,473	$4,625	$(180,904)	$5,839,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

October 31, 2018

RW28-QTLY-1218
1.858591.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,825	$72,933
Fidelity Series Blue Chip Growth Fund (a)	9,655	132,948
Fidelity Series Commodity Strategy Fund (a)	71,719	350,704
Fidelity Series Growth Company Fund (a)	15,180	269,453
Fidelity Series Intrinsic Opportunities Fund (a)	18,487	317,231
Fidelity Series Large Cap Stock Fund (a)	18,956	283,391
Fidelity Series Large Cap Value Index Fund (a)	6,299	78,799
Fidelity Series Opportunistic Insights Fund (a)	8,131	145,131
Fidelity Series Small Cap Discovery Fund (a)	3,434	38,085
Fidelity Series Small Cap Opportunities Fund (a)	8,927	117,388
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,219	215,237
Fidelity Series Value Discovery Fund (a)	11,726	152,906
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,121,256)		2,174,206

International Equity Funds - 9.8%
Fidelity Series Canada Fund (a)	4,645	46,401
Fidelity Series Emerging Markets Fund (a)	7,690	68,213
Fidelity Series Emerging Markets Opportunities Fund (a)	35,047	618,924
Fidelity Series International Growth Fund (a)	30,302	453,012
Fidelity Series International Small Cap Fund (a)	6,608	108,577
Fidelity Series International Value Fund (a)	46,438	449,518
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,828,292)		1,744,645

Bond Funds - 56.1%
Fidelity Series Emerging Markets Debt Fund (a)	11,115	103,815
Fidelity Series Floating Rate High Income Fund (a)	4,843	45,867
Fidelity Series High Income Fund (a)	25,117	235,343
Fidelity Series Inflation-Protected Bond Index Fund (a)	230,123	2,216,089
Fidelity Series International Credit Fund (a)	987	9,583
Fidelity Series Investment Grade Bond Fund (a)	597,365	6,427,640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,333	833,620
Fidelity Series Real Estate Income Fund (a)	7,996	85,483
TOTAL BOND FUNDS
(Cost $10,372,722)		9,957,440

Short-Term Funds - 21.9%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	3,103,469	3,103,469
Fidelity Series Short-Term Credit Fund (a)	78,787	776,047
TOTAL SHORT-TERM FUNDS
(Cost $3,889,894)		3,879,516
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,212,164)		17,755,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,520)
NET ASSETS - 100%		$17,748,287

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,106	$--	$1,146	$--	$593	$(553)	$--
Fidelity Series All-Sector Equity Fund	147,757	15,565	89,165	--	4,180	(5,404)	72,933
Fidelity Series Blue Chip Growth Fund	156,251	35,270	39,833	14,084	3,256	(21,996)	132,948
Fidelity Series Canada Fund	46,136	10,138	6,254	--	49	(3,668)	46,401
Fidelity Series Commodity Strategy Fund	366,824	59,613	45,820	22,891	(741)	(29,172)	350,704
Fidelity Series Emerging Markets Debt Fund	107,270	9,595	9,295	1,656	(589)	(3,166)	103,815
Fidelity Series Emerging Markets Fund	--	74,505	530	--	(71)	(5,691)	68,213
Fidelity Series Emerging Markets Opportunities Fund	638,146	178,126	114,797	--	(4,132)	(78,419)	618,924
Fidelity Series Floating Rate High Income Fund	45,903	3,943	3,835	636	(5)	(139)	45,867
Fidelity Series Government Money Market Fund 2.23%	3,522,899	272,432	691,862	17,499	--	--	3,103,469
Fidelity Series Growth Company Fund	316,008	48,139	81,943	--	11,930	(24,681)	269,453
Fidelity Series High Income Fund	239,624	20,733	20,199	3,534	(174)	(4,641)	235,343
Fidelity Series Inflation-Protected Bond Index Fund	1,787,809	656,381	203,634	1,907	(2,496)	(21,971)	2,216,089
Fidelity Series International Credit Fund	9,635	66	--	65	--	(118)	9,583
Fidelity Series International Growth Fund	453,174	103,251	64,616	--	2,325	(41,122)	453,012
Fidelity Series International Small Cap Fund	108,636	22,990	13,125	--	322	(10,246)	108,577
Fidelity Series International Value Fund	454,676	86,697	54,404	--	32	(37,483)	449,518
Fidelity Series Intrinsic Opportunities Fund	374,960	47,745	75,352	16,428	3,558	(33,680)	317,231
Fidelity Series Investment Grade Bond Fund	6,670,148	530,340	668,094	49,388	(14,744)	(90,010)	6,427,640
Fidelity Series Large Cap Stock Fund	337,395	56,403	83,985	18,076	2,984	(29,406)	283,391
Fidelity Series Large Cap Value Index Fund	94,186	10,038	22,786	--	1,401	(4,040)	78,799
Fidelity Series Long-Term Treasury Bond Index Fund	684,188	265,602	70,838	5,900	(3,118)	(42,214)	833,620
Fidelity Series Opportunistic Insights Fund	170,179	24,589	42,009	--	3,449	(11,077)	145,131
Fidelity Series Real Estate Income Fund	86,493	8,480	7,300	2,262	(169)	(2,021)	85,483
Fidelity Series Short-Term Credit Fund	881,164	68,831	173,306	5,064	(2,186)	1,544	776,047
Fidelity Series Small Cap Discovery Fund	45,924	5,296	9,490	--	320	(3,965)	38,085
Fidelity Series Small Cap Opportunities Fund	141,051	27,997	32,298	10,305	3,868	(23,230)	117,388
Fidelity Series Stock Selector Large Cap Value Fund	257,548	27,737	62,002	--	1,695	(9,741)	215,237
Fidelity Series Value Discovery Fund	182,201	18,373	42,264	--	1,181	(6,585)	152,906
Total	$18,327,291	$2,688,875	$2,730,182	$169,695	$12,718	$(542,895)	$17,755,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

October 31, 2018

RW30-QTLY-1218
1.858593.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,497	$56,303
Fidelity Series Blue Chip Growth Fund (a)	7,453	102,628
Fidelity Series Commodity Strategy Fund (a)	35,373	172,974
Fidelity Series Growth Company Fund (a)	11,718	207,994
Fidelity Series Intrinsic Opportunities Fund (a)	14,265	244,780
Fidelity Series Large Cap Stock Fund (a)	14,631	218,726
Fidelity Series Large Cap Value Index Fund (a)	4,862	60,827
Fidelity Series Opportunistic Insights Fund (a)	6,276	112,033
Fidelity Series Small Cap Discovery Fund (a)	2,651	29,405
Fidelity Series Small Cap Opportunities Fund (a)	6,890	90,609
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,290	166,123
Fidelity Series Value Discovery Fund (a)	9,051	118,020
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,539,995)		1,580,422

International Equity Funds - 12.5%
Fidelity Series Canada Fund (a)	3,014	30,109
Fidelity Series Emerging Markets Fund (a)	4,636	41,125
Fidelity Series Emerging Markets Opportunities Fund (a)	21,149	373,490
Fidelity Series International Growth Fund (a)	19,666	294,003
Fidelity Series International Small Cap Fund (a)	4,289	70,463
Fidelity Series International Value Fund (a)	30,137	291,724
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,153,336)		1,100,914

Bond Funds - 51.6%
Fidelity Series Emerging Markets Debt Fund (a)	5,494	51,316
Fidelity Series Floating Rate High Income Fund (a)	2,385	22,582
Fidelity Series High Income Fund (a)	12,512	117,235
Fidelity Series Inflation-Protected Bond Index Fund (a)	95,245	917,207
Fidelity Series International Credit Fund (a)	510	4,951
Fidelity Series Investment Grade Bond Fund (a)	273,281	2,940,497
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,703	429,090
Fidelity Series Real Estate Income Fund (a)	3,913	41,834
TOTAL BOND FUNDS
(Cost $4,724,920)		4,524,712

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,256,476	1,256,476
Fidelity Series Short-Term Credit Fund (a)	31,898	314,192
TOTAL SHORT-TERM FUNDS
(Cost $1,575,406)		1,570,668
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,993,657)		8,776,716
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,027)
NET ASSETS - 100%		$8,772,689

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$731	$--	$757	$--	$475	$(449)	$--
Fidelity Series All-Sector Equity Fund	110,047	3,309	55,965	--	2,990	(4,078)	56,303
Fidelity Series Blue Chip Growth Fund	116,386	17,108	16,795	10,264	2,215	(16,286)	102,628
Fidelity Series Canada Fund	30,864	3,842	2,231	--	53	(2,419)	30,109
Fidelity Series Commodity Strategy Fund	187,465	13,083	12,818	10,962	(8)	(14,748)	172,974
Fidelity Series Emerging Markets Debt Fund	54,635	820	2,177	822	(174)	(1,788)	51,316
Fidelity Series Emerging Markets Fund	--	44,868	87	--	(10)	(3,646)	41,125
Fidelity Series Emerging Markets Opportunities Fund	404,175	78,613	57,736	--	(2,264)	(49,298)	373,490
Fidelity Series Floating Rate High Income Fund	23,248	315	910	315	(2)	(69)	22,582
Fidelity Series Government Money Market Fund 2.23%	1,473,828	7,537	224,889	7,145	--	--	1,256,476
Fidelity Series Growth Company Fund	235,372	17,870	35,071	--	7,331	(17,508)	207,994
Fidelity Series High Income Fund	122,552	1,765	4,712	1,766	(55)	(2,315)	117,235
Fidelity Series Inflation-Protected Bond Index Fund	767,313	213,265	53,289	799	(863)	(9,219)	917,207
Fidelity Series International Credit Fund	4,978	34	--	34	--	(61)	4,951
Fidelity Series International Growth Fund	303,082	39,589	23,202	--	1,157	(26,623)	294,003
Fidelity Series International Small Cap Fund	72,673	8,407	4,084	--	140	(6,673)	70,463
Fidelity Series International Value Fund	304,063	28,858	16,348	--	(34)	(24,815)	291,724
Fidelity Series Intrinsic Opportunities Fund	279,619	17,126	29,177	12,116	1,859	(24,647)	244,780
Fidelity Series Investment Grade Bond Fund	3,173,905	29,194	214,967	22,887	(7,886)	(39,749)	2,940,497
Fidelity Series Large Cap Stock Fund	251,300	22,585	35,065	13,432	1,693	(21,787)	218,726
Fidelity Series Large Cap Value Index Fund	70,160	2,090	9,344	--	831	(2,910)	60,827
Fidelity Series Long-Term Treasury Bond Index Fund	368,267	106,643	22,467	3,085	(1,071)	(22,282)	429,090
Fidelity Series Opportunistic Insights Fund	126,769	8,592	17,333	--	2,093	(8,088)	112,033
Fidelity Series Real Estate Income Fund	43,474	1,156	1,697	1,157	(63)	(1,036)	41,834
Fidelity Series Short-Term Credit Fund	368,705	2,067	56,321	2,069	(718)	459	314,192
Fidelity Series Small Cap Discovery Fund	34,207	1,376	3,399	--	210	(2,989)	29,405
Fidelity Series Small Cap Opportunities Fund	105,032	12,851	12,840	7,515	2,237	(16,671)	90,609
Fidelity Series Stock Selector Large Cap Value Fund	191,829	5,834	25,176	--	973	(7,337)	166,123
Fidelity Series Value Discovery Fund	135,723	3,195	16,628	--	657	(4,927)	118,020
	$9,360,402	$691,992	$955,485	$94,368	$11,766	$(331,959)	$8,776,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

October 31, 2018

RW32-QTLY-1218
1.858595.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,792	$47,481
Fidelity Series Blue Chip Growth Fund (a)	6,285	86,544
Fidelity Series Commodity Strategy Fund (a)	28,880	141,222
Fidelity Series Growth Company Fund (a)	9,881	175,391
Fidelity Series Intrinsic Opportunities Fund (a)	12,044	206,671
Fidelity Series Large Cap Stock Fund (a)	12,336	184,428
Fidelity Series Large Cap Value Index Fund (a)	4,100	51,295
Fidelity Series Opportunistic Insights Fund (a)	5,293	94,475
Fidelity Series Small Cap Discovery Fund (a)	2,236	24,801
Fidelity Series Small Cap Opportunities Fund (a)	5,810	76,406
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,206	140,074
Fidelity Series Value Discovery Fund (a)	7,632	99,517
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,303,654)		1,328,305

International Equity Funds - 12.8%
Fidelity Series Canada Fund (a)	2,516	25,133
Fidelity Series Emerging Markets Fund (a)	3,837	34,032
Fidelity Series Emerging Markets Opportunities Fund (a)	17,482	308,732
Fidelity Series International Growth Fund (a)	16,403	245,219
Fidelity Series International Small Cap Fund (a)	3,578	58,788
Fidelity Series International Value Fund (a)	25,135	243,310
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $959,214)		915,214

Bond Funds - 50.8%
Fidelity Series Emerging Markets Debt Fund (a)	4,503	42,062
Fidelity Series Floating Rate High Income Fund (a)	1,956	18,523
Fidelity Series High Income Fund (a)	10,213	95,692
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,757	739,174
Fidelity Series International Credit Fund (a)	326	3,170
Fidelity Series Investment Grade Bond Fund (a)	218,810	2,354,397
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,820	350,125
Fidelity Series Real Estate Income Fund (a)	3,216	34,380
TOTAL BOND FUNDS
(Cost $3,786,257)		3,637,523

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,025,263	1,025,263
Fidelity Series Short-Term Credit Fund (a)	26,028	256,375
TOTAL SHORT-TERM FUNDS
(Cost $1,284,904)		1,281,638
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,334,029)		7,162,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,309)
NET ASSETS - 100%		$7,159,371

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$477	$--	$494	$--	$300	$(283)	$--
Fidelity Series All-Sector Equity Fund	88,690	6,741	46,976	--	2,337	(3,311)	47,481
Fidelity Series Blue Chip Growth Fund	93,799	19,548	15,141	8,409	1,599	(13,261)	86,544
Fidelity Series Canada Fund	24,677	4,479	2,081	--	28	(1,970)	25,133
Fidelity Series Commodity Strategy Fund	146,204	19,746	13,043	8,702	(374)	(11,311)	141,222
Fidelity Series Emerging Markets Debt Fund	42,683	3,376	2,433	656	(75)	(1,489)	42,062
Fidelity Series Emerging Markets Fund	--	36,997	13	--	(2)	(2,950)	34,032
Fidelity Series Emerging Markets	319,330	79,058	48,142	--	(2,121)	(39,393)	308,732
Fidelity Series Floating Rate High Income	18,213	1,385	1,016	251	--	(59)	18,523
Fidelity Series Government Money Market	1,148,025	73,364	196,126	5,684	--	--	1,025,263
Fidelity Series Growth Company Fund	189,674	25,872	31,465	--	4,718	(13,408)	175,391
Fidelity Series High Income Fund	95,588	7,298	5,264	1,406	(7)	(1,923)	95,692
Fidelity Series Inflation-Protected Bond	591,429	205,322	49,527	629	(428)	(7,622)	739,174
Fidelity Series International Credit Fund	3,188	21	--	21	--	(39)	3,170
Fidelity Series International Growth Fund	242,112	45,108	21,067	--	740	(21,674)	245,219
Fidelity Series International Small Cap Fund	58,072	9,959	3,893	--	59	(5,409)	58,788
Fidelity Series International Value Fund	242,896	36,335	15,557	--	(274)	(20,090)	243,310
Fidelity Series Intrinsic Opportunities Fund	225,308	28,555	28,396	9,865	795	(19,591)	206,671
Fidelity Series Investment Grade Bond Fund	2,418,351	169,630	195,719	17,832	(2,131)	(35,734)	2,354,397
Fidelity Series Large Cap Stock Fund	202,508	30,303	31,729	11,003	673	(17,327)	184,428
Fidelity Series Large Cap Value Index Fund	56,552	5,007	8,511	--	506	(2,259)	51,295
Fidelity Series Long-Term Treasury Bond	287,000	101,883	19,932	2,455	(1,031)	(17,795)	350,125
Fidelity Series Opportunistic Insights Fund	102,166	13,097	15,729	--	1,316	(6,375)	94,475
Fidelity Series Real Estate Income Fund	34,108	3,045	1,895	915	(22)	(856)	34,380
Fidelity Series Short-Term Credit Fund	287,237	18,571	49,213	1,645	(464)	244	256,375
Fidelity Series Small Cap Discovery Fund	27,581	2,737	3,198	--	53	(2,372)	24,801
Fidelity Series Small Cap Opportunities Fund	84,649	15,328	11,588	6,157	1,043	(13,026)	76,406
Fidelity Series Stock Selector Large Cap	154,589	13,804	22,961	--	486	(5,844)	140,074
Fidelity Series Value Discovery Fund	109,381	9,003	15,290	--	363	(3,940)	99,517
	$7,294,487	$985,572	$856,399	$75,630	$8,087	$(269,067)	$7,162,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

October 31, 2018

RW34-QTLY-1218
1.858597.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,735	$34,239
Fidelity Series Blue Chip Growth Fund (a)	4,532	62,407
Fidelity Series Commodity Strategy Fund (a)	15,822	77,369
Fidelity Series Growth Company Fund (a)	7,125	126,473
Fidelity Series Intrinsic Opportunities Fund (a)	8,673	148,827
Fidelity Series Large Cap Stock Fund (a)	8,895	132,988
Fidelity Series Large Cap Value Index Fund (a)	2,957	36,988
Fidelity Series Opportunistic Insights Fund (a)	3,817	68,126
Fidelity Series Small Cap Discovery Fund (a)	1,613	17,884
Fidelity Series Small Cap Opportunities Fund (a)	4,190	55,095
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,080	101,004
Fidelity Series Value Discovery Fund (a)	5,503	71,760
TOTAL DOMESTIC EQUITY FUNDS
(Cost $901,112)		933,160

International Equity Funds - 15.1%
Fidelity Series Canada Fund (a)	1,672	16,708
Fidelity Series Emerging Markets Fund (a)	2,354	20,883
Fidelity Series Emerging Markets Opportunities Fund (a)	10,742	189,695
Fidelity Series International Growth Fund (a)	10,908	163,079
Fidelity Series International Small Cap Fund (a)	2,379	39,092
Fidelity Series International Value Fund (a)	16,716	161,809
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $618,955)		591,266

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (a)	2,469	23,062
Fidelity Series Floating Rate High Income Fund (a)	1,064	10,077
Fidelity Series High Income Fund (a)	5,643	52,877
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,438	331,641
Fidelity Series International Credit Fund (a)	222	2,152
Fidelity Series Investment Grade Bond Fund (a)	112,172	1,206,968
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,527	195,969
Fidelity Series Real Estate Income Fund (a)	1,735	18,548
TOTAL BOND FUNDS
(Cost $1,923,748)		1,841,294

Short-Term Funds - 14.4%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	453,266	453,266
Fidelity Series Short-Term Credit Fund (a)	11,507	113,343
TOTAL SHORT-TERM FUNDS
(Cost $568,192)		566,609
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,012,007)		3,932,329
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,017)
NET ASSETS - 100%		$3,930,312

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$367	$--	$380	$--	$259	$(246)	$--
Fidelity Series All-Sector Equity Fund	65,654	1,852	32,534	--	1,736	(2,469)	34,239
Fidelity Series Blue Chip Growth Fund	69,440	10,043	8,446	6,192	1,163	(9,793)	62,407
Fidelity Series Canada Fund	17,295	1,924	1,173	--	4	(1,342)	16,708
Fidelity Series Commodity Strategy Fund	85,015	5,361	6,321	4,931	(26)	(6,660)	77,369
Fidelity Series Emerging Markets Debt Fund	24,711	372	1,126	372	(62)	(833)	23,062
Fidelity Series Emerging Markets Fund	--	23,020	267	--	(30)	(1,840)	20,883
Fidelity Series Emerging Markets Opportunities Fund	209,224	37,500	30,391	--	(1,178)	(25,460)	189,695
Fidelity Series Floating Rate High Income Fund	10,438	142	470	141	(2)	(31)	10,077
Fidelity Series Government Money Market Fund 2.23%	535,787	2,624	85,145	2,601	--	--	453,266
Fidelity Series Growth Company Fund	140,421	10,922	18,391	--	3,661	(10,140)	126,473
Fidelity Series High Income Fund	55,599	802	2,445	801	(44)	(1,035)	52,877
Fidelity Series Inflation-Protected Bond Index Fund	279,847	79,201	23,731	293	(440)	(3,236)	331,641
Fidelity Series International Credit Fund	2,164	14	--	15	--	(26)	2,152
Fidelity Series International Growth Fund	169,750	19,623	11,891	--	420	(14,823)	163,079
Fidelity Series International Small Cap Fund	40,713	4,122	2,049	--	28	(3,722)	39,092
Fidelity Series International Value Fund	170,291	13,589	8,036	--	(184)	(13,851)	161,809
Fidelity Series Intrinsic Opportunities Fund	166,669	9,513	13,348	7,410	589	(14,596)	148,827
Fidelity Series Investment Grade Bond Fund	1,326,218	12,787	112,388	9,528	(4,144)	(15,505)	1,206,968
Fidelity Series Large Cap Stock Fund	149,922	12,911	17,546	8,057	658	(12,957)	132,988
Fidelity Series Large Cap Value Index Fund	41,863	1,089	4,654	--	391	(1,701)	36,988
Fidelity Series Long-Term Treasury Bond Index Fund	171,087	48,379	12,777	1,429	(632)	(10,088)	195,969
Fidelity Series Opportunistic Insights Fund	75,636	4,896	8,623	--	985	(4,768)	68,126
Fidelity Series Real Estate Income Fund	19,406	507	885	508	(27)	(453)	18,548
Fidelity Series Short-Term Credit Fund	134,079	754	21,397	754	(274)	181	113,343
Fidelity Series Small Cap Discovery Fund	20,413	760	1,578	--	86	(1,797)	17,884
Fidelity Series Small Cap Opportunities Fund	62,657	8,188	6,919	4,535	949	(9,780)	55,095
Fidelity Series Stock Selector Large Cap Value Fund	114,445	3,036	12,480	--	412	(4,409)	101,004
Fidelity Series Value Discovery Fund	80,978	1,571	8,116	--	275	(2,948)	71,760
	$4,240,089	$315,502	$453,507	$47,567	$4,573	$(174,328)	$3,932,329

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

October 31, 2018

RW36-QTLY-1218
1.858599.112

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	11,760	$147,229
Fidelity Series Blue Chip Growth Fund (a)	19,487	268,332
Fidelity Series Commodity Strategy Fund (a)	64,375	314,794
Fidelity Series Growth Company Fund (a)	30,635	543,762
Fidelity Series Intrinsic Opportunities Fund (a)	37,289	639,875
Fidelity Series Large Cap Stock Fund (a)	38,242	571,721
Fidelity Series Large Cap Value Index Fund (a)	12,713	159,043
Fidelity Series Opportunistic Insights Fund (a)	16,410	292,922
Fidelity Series Small Cap Discovery Fund (a)	6,936	76,922
Fidelity Series Small Cap Opportunities Fund (a)	18,014	236,881
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,738	434,227
Fidelity Series Value Discovery Fund (a)	23,659	308,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,008,805)		3,994,224

International Equity Funds - 15.6%
Fidelity Series Canada Fund (a)	7,092	70,847
Fidelity Series Emerging Markets Fund (a)	9,827	87,163
Fidelity Series Emerging Markets Opportunities Fund (a)	44,736	790,029
Fidelity Series International Growth Fund (a)	46,192	690,572
Fidelity Series International Small Cap Fund (a)	10,080	165,621
Fidelity Series International Value Fund (a)	70,781	685,164
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,644,468)		2,489,396

Bond Funds - 45.0%
Fidelity Series Emerging Markets Debt Fund (a)	10,154	94,839
Fidelity Series Floating Rate High Income Fund (a)	4,363	41,313
Fidelity Series High Income Fund (a)	22,899	214,566
Fidelity Series Inflation-Protected Bond Index Fund (a)	135,503	1,304,898
Fidelity Series International Credit Fund (a)	432	4,199
Fidelity Series Investment Grade Bond Fund (a)	433,500	4,664,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	99,669	796,356
Fidelity Series Real Estate Income Fund (a)	7,224	77,222
TOTAL BOND FUNDS
(Cost $7,442,728)		7,197,850

Short-Term Funds - 14.4%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,841,975	1,841,975
Fidelity Series Short-Term Credit Fund (a)	46,761	460,599
TOTAL SHORT-TERM FUNDS
(Cost $2,307,025)		2,302,574
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,403,026)		15,984,044
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,884)
NET ASSETS - 100%		$15,976,160

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$240,570	$39,386	$129,208	$--	$5,460	$(8,979)	$147,229
Fidelity Series Blue Chip Growth Fund	254,437	79,200	28,228	25,746	(112)	(36,965)	268,332
Fidelity Series Canada Fund	62,697	17,090	3,533	--	5	(5,412)	70,847
Fidelity Series Commodity Strategy Fund	294,667	70,296	24,825	19,622	(1,170)	(24,174)	314,794
Fidelity Series Emerging Markets Debt Fund	85,902	15,016	2,932	1,435	(39)	(3,108)	94,839
Fidelity Series Emerging Markets Fund	--	94,440	61	--	(8)	(7,208)	87,163
Fidelity Series Emerging Markets Opportunities Fund	745,560	248,678	102,217	--	(11,205)	(90,787)	790,029
Fidelity Series Floating Rate High Income Fund	36,451	6,203	1,214	545	3	(130)	41,313
Fidelity Series Government Money Market Fund 2.23%	1,856,330	282,062	296,417	9,973	--	--	1,841,975
Fidelity Series Growth Company Fund	514,382	119,806	60,420	--	1,698	(31,704)	543,762
Fidelity Series High Income Fund	192,720	32,490	6,335	3,064	7	(4,316)	214,566
Fidelity Series Inflation-Protected Bond Index Fund	941,773	455,028	77,368	1,088	(1,313)	(13,222)	1,304,898
Fidelity Series International Credit Fund	4,223	28	--	28	--	(52)	4,199
Fidelity Series International Growth Fund	615,045	169,470	35,985	--	(259)	(57,699)	690,572
Fidelity Series International Small Cap Fund	147,539	38,459	5,703	--	(58)	(14,616)	165,621
Fidelity Series International Value Fund	617,007	144,338	21,657	--	(50)	(54,474)	685,164
Fidelity Series Intrinsic Opportunities Fund	612,372	135,799	50,570	30,149	(1,233)	(56,493)	639,875
Fidelity Series Investment Grade Bond Fund	4,341,763	707,003	307,878	34,598	(7,782)	(68,649)	4,664,457
Fidelity Series Large Cap Stock Fund	549,180	130,469	59,768	30,215	(310)	(47,850)	571,721
Fidelity Series Large Cap Value Index Fund	153,445	26,838	15,754	--	162	(5,648)	159,043
Fidelity Series Long-Term Treasury Bond Index Fund	592,796	288,898	42,334	5,482	(3,120)	(39,884)	796,356
Fidelity Series Opportunistic Insights Fund	277,131	61,158	28,763	--	231	(16,835)	292,922
Fidelity Series Real Estate Income Fund	68,830	12,667	2,285	2,029	(39)	(1,951)	77,222
Fidelity Series Short-Term Credit Fund	464,603	70,729	74,286	2,887	(43)	(404)	460,599
Fidelity Series Small Cap Discovery Fund	74,892	14,162	4,938	--	(19)	(7,175)	76,922
Fidelity Series Small Cap Opportunities Fund	229,590	67,079	21,979	18,838	(80)	(37,729)	236,881
Fidelity Series Stock Selector Large Cap Value Fund	419,254	73,668	41,919	--	670	(17,446)	434,227
Fidelity Series Value Discovery Fund	296,694	50,085	27,112	--	165	(11,316)	308,516
	$14,689,853	$3,450,545	$1,473,689	$185,699	$(18,439)	$(664,226)	$15,984,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

October 31, 2018

RW38-QTLY-1218
1.867283.111

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,803	$35,095
Fidelity Series Blue Chip Growth Fund (a)	4,646	63,972
Fidelity Series Commodity Strategy Fund (a)	12,955	63,348
Fidelity Series Growth Company Fund (a)	7,304	129,645
Fidelity Series Intrinsic Opportunities Fund (a)	8,889	152,538
Fidelity Series Large Cap Stock Fund (a)	9,118	136,308
Fidelity Series Large Cap Value Index Fund (a)	3,030	37,911
Fidelity Series Opportunistic Insights Fund (a)	3,912	69,836
Fidelity Series Small Cap Discovery Fund (a)	1,653	18,331
Fidelity Series Small Cap Opportunities Fund (a)	4,294	56,470
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,282	103,524
Fidelity Series Value Discovery Fund (a)	5,640	73,551
TOTAL DOMESTIC EQUITY FUNDS
(Cost $914,121)		940,529

International Equity Funds - 17.5%
Fidelity Series Canada Fund (a)	1,620	16,184
Fidelity Series Emerging Markets Fund (a)	2,152	19,092
Fidelity Series Emerging Markets Opportunities Fund (a)	9,827	173,548
Fidelity Series International Growth Fund (a)	10,570	158,018
Fidelity Series International Small Cap Fund (a)	2,305	37,875
Fidelity Series International Value Fund (a)	16,196	156,777
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $587,472)		561,494

Bond Funds - 42.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,028	18,943
Fidelity Series Floating Rate High Income Fund (a)	861	8,151
Fidelity Series High Income Fund (a)	4,648	43,550
Fidelity Series Inflation-Protected Bond Index Fund (a)	21,962	211,498
Fidelity Series International Credit Fund (a)	178	1,724
Fidelity Series Investment Grade Bond Fund (a)	84,004	903,879
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,499	163,787
Fidelity Series Real Estate Income Fund (a)	1,411	15,082
TOTAL BOND FUNDS
(Cost $1,429,934)		1,366,614

Short-Term Funds - 10.9%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	280,413	$280,413
Fidelity Series Short-Term Credit Fund (a)	7,119	70,120
TOTAL SHORT-TERM FUNDS
(Cost $351,502)		350,533
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,283,029)		3,219,170
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,821)
NET ASSETS - 100%		$3,217,349

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$524	$--	$543	$--	$400	$(381)	$--
Fidelity Series All-Sector Equity Fund	65,947	1,645	31,720	--	1,703	(2,480)	35,095
Fidelity Series Blue Chip Growth Fund	69,753	9,859	6,740	6,357	973	(9,873)	63,972
Fidelity Series Canada Fund	16,716	1,468	703	--	20	(1,317)	16,184
Fidelity Series Commodity Strategy Fund	69,399	4,064	4,640	4,064	(14)	(5,461)	63,348
Fidelity Series Emerging Markets Debt Fund	20,116	304	752	304	(41)	(684)	18,943
Fidelity Series Emerging Markets Fund	--	20,802	4	--	(1)	(1,705)	19,092
Fidelity Series Emerging Markets Opportunities Fund	192,304	32,106	26,507	--	(1,033)	(23,322)	173,548
Fidelity Series Floating Rate High Income Fund	8,375	114	312	114	(1)	(25)	8,151
Fidelity Series Government Money Market Fund 2.23%	328,607	1,608	49,802	1,606	--	--	280,413
Fidelity Series Growth Company Fund	141,066	10,982	15,644	--	3,072	(9,831)	129,645
Fidelity Series High Income Fund	45,405	656	1,632	656	(18)	(861)	43,550
Fidelity Series Inflation-Protected Bond Index Fund	175,741	52,965	14,831	186	(296)	(2,081)	211,498
Fidelity Series International Credit Fund	1,734	12	--	12	--	(22)	1,724
Fidelity Series International Growth Fund	164,025	16,560	8,618	--	381	(14,330)	158,018
Fidelity Series International Small Cap Fund	39,346	3,527	1,427	--	36	(3,607)	37,875
Fidelity Series International Value Fund	164,543	11,615	5,867	--	(45)	(13,469)	156,777
Fidelity Series Intrinsic Opportunities Fund	167,450	9,192	9,719	7,550	192	(14,577)	152,538
Fidelity Series Investment Grade Bond Fund	997,223	9,698	88,234	7,167	(3,358)	(11,450)	903,879
Fidelity Series Large Cap Stock Fund	150,612	12,184	14,038	8,096	520	(12,970)	136,308
Fidelity Series Large Cap Value Index Fund	42,046	869	3,661	--	324	(1,667)	37,911
Fidelity Series Long-Term Treasury Bond Index Fund	143,357	40,003	10,562	1,199	(445)	(8,566)	163,787
Fidelity Series Opportunistic Insights Fund	75,980	4,543	6,790	--	825	(4,722)	69,836
Fidelity Series Real Estate Income Fund	15,649	419	588	419	(24)	(374)	15,082
Fidelity Series Short-Term Credit Fund	82,275	467	12,561	466	(163)	102	70,120
Fidelity Series Small Cap Discovery Fund	20,495	755	1,177	--	52	(1,794)	18,331
Fidelity Series Small Cap Opportunities Fund	62,933	8,329	5,697	4,655	548	(9,643)	56,470
Fidelity Series Stock Selector Large Cap Value Fund	114,965	2,414	9,752	--	363	(4,466)	103,524
Fidelity Series Value Discovery Fund	81,347	1,108	6,164	--	232	(2,972)	73,551
	$3,457,933	$258,267	$338,685	$42,851	$4,202	$(162,547)	$3,219,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

October 31, 2018

RW42-QTLY-1218
1.867292.111

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	16,946	$212,168
Fidelity Series Blue Chip Growth Fund (a)	28,092	386,831
Fidelity Series Commodity Strategy Fund (a)	68,702	335,954
Fidelity Series Growth Company Fund (a)	44,172	784,051
Fidelity Series Intrinsic Opportunities Fund (a)	53,756	922,457
Fidelity Series Large Cap Stock Fund (a)	55,137	824,295
Fidelity Series Large Cap Value Index Fund (a)	18,321	229,195
Fidelity Series Opportunistic Insights Fund (a)	23,658	422,296
Fidelity Series Small Cap Discovery Fund (a)	9,988	110,772
Fidelity Series Small Cap Opportunities Fund (a)	25,965	341,440
Fidelity Series Stock Selector Large Cap Value Fund (a)	50,081	626,010
Fidelity Series Value Discovery Fund (a)	34,106	444,738
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,492,455)		5,640,207

International Equity Funds - 19.1%
Fidelity Series Canada Fund (a)	9,438	94,287
Fidelity Series Emerging Markets Fund (a)	12,113	107,438
Fidelity Series Emerging Markets Opportunities Fund (a)	55,572	981,407
Fidelity Series International Growth Fund (a)	61,740	923,018
Fidelity Series International Small Cap Fund (a)	13,453	221,030
Fidelity Series International Value Fund (a)	94,601	915,740
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,394,397)		3,242,920

Bond Funds - 39.5%
Fidelity Series Emerging Markets Debt Fund (a)	10,740	100,314
Fidelity Series Floating Rate High Income Fund (a)	4,525	42,855
Fidelity Series High Income Fund (a)	24,638	230,855
Fidelity Series Inflation-Protected Bond Index Fund (a)	95,893	923,451
Fidelity Series International Credit Fund (a)	1,185	11,503
Fidelity Series Investment Grade Bond Fund (a)	406,457	4,373,475
Fidelity Series Long-Term Treasury Bond Index Fund (a)	119,088	951,516
Fidelity Series Real Estate Income Fund (a)	7,420	79,316
TOTAL BOND FUNDS
(Cost $7,027,470)		6,713,285

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	1,140,139	1,140,139
Fidelity Series Short-Term Credit Fund (a)	28,944	285,101
TOTAL SHORT-TERM FUNDS
(Cost $1,428,936)		1,425,240
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,343,258)		17,021,652
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,851)
NET ASSETS - 100%		$17,011,801

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
	$3,246	$--	$3,364	$--	$2,159	$(2,041)	$--
Fidelity Series All-Sector Equity Fund	391,864	9,148	183,952	--	9,943	(14,835)	212,168
Fidelity Series Blue Chip Growth Fund	414,489	58,180	31,734	38,349	4,795	(58,899)	386,831
Fidelity Series Canada Fund	96,796	9,326	4,303	--	92	(7,624)	94,287
Fidelity Series Commodity Strategy Fund	365,338	21,510	21,995	21,478	(34)	(28,865)	335,954
Fidelity Series Emerging Markets Debt Fund	105,737	1,599	3,213	1,599	(172)	(3,637)	100,314
Fidelity Series Emerging Markets Fund	--	117,028	63	--	(6)	(9,521)	107,438
Fidelity Series Emerging Markets Opportunities Fund	1,085,348	167,063	133,536	--	(5,269)	(132,199)	981,407
Fidelity Series Floating Rate High Income Fund	43,719	594	1,324	594	(2)	(132)	42,855
Fidelity Series Government Money Market Fund 2.23%	1,341,884	8,080	209,825	6,541	--	--	1,140,139
Fidelity Series Growth Company Fund	838,220	60,713	73,045	--	15,691	(57,528)	784,051
Fidelity Series High Income Fund	238,992	3,461	6,947	3,461	(53)	(4,598)	230,855
Fidelity Series Inflation-Protected Bond Index Fund	769,222	224,244	59,638	814	(1,328)	(9,049)	923,451
Fidelity Series International Credit Fund	11,566	78	--	78	--	(141)	11,503
Fidelity Series International Growth Fund	950,575	87,452	33,621	--	2,044	(83,432)	923,018
Fidelity Series International Small Cap Fund	227,964	18,792	4,923	--	202	(21,005)	221,030
Fidelity Series International Value Fund	953,555	61,300	20,485	--	17	(78,647)	915,740
Fidelity Series Intrinsic Opportunities Fund	995,166	62,055	48,091	45,207	(219)	(86,454)	922,457
Fidelity Series Investment Grade Bond Fund	4,854,952	36,837	446,578	34,800	(16,928)	(54,808)	4,373,475
Fidelity Series Large Cap Stock Fund	894,968	69,465	65,339	48,237	2,039	(76,838)	824,295
Fidelity Series Large Cap Value Index Fund	249,826	4,204	16,669	--	1,536	(9,702)	229,195
Fidelity Series Long-Term Treasury Bond Index Fund	848,495	209,764	54,410	7,007	(2,926)	(49,407)	951,516
Fidelity Series Opportunistic Insights Fund	451,501	25,890	31,241	--	3,886	(27,740)	422,296
Fidelity Series Real Estate Income Fund	81,720	2,177	2,514	2,178	(69)	(1,998)	79,316
Fidelity Series Short-Term Credit Fund	336,016	1,897	52,569	1,898	(680)	437	285,101
Fidelity Series Small Cap Discovery Fund	121,640	3,638	3,880	--	(41)	(10,585)	110,772
Fidelity Series Small Cap Opportunities Fund	373,930	47,754	24,986	28,074	2,758	(58,016)	341,440
Fidelity Series Stock Selector Large Cap Value Fund	683,114	12,049	44,252	--	1,812	(26,713)	626,010
Fidelity Series Value Discovery Fund	483,387	4,907	26,945	--	1,101	(17,712)	444,738
	$18,213,230	$1,329,205	$1,609,442	$240,315	$20,348	$(931,689)	$17,021,652

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

October 31, 2018

RW40-QTLY-1218
1.867287.111

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	28,458	$356,298
Fidelity Series Blue Chip Growth Fund (a)	47,171	649,542
Fidelity Series Commodity Strategy Fund (a)	121,685	595,042
Fidelity Series Growth Company Fund (a)	74,167	1,316,457
Fidelity Series Intrinsic Opportunities Fund (a)	90,253	1,548,739
Fidelity Series Large Cap Stock Fund (a)	92,576	1,384,005
Fidelity Series Large Cap Value Index Fund (a)	30,767	384,894
Fidelity Series Opportunistic Insights Fund (a)	39,725	709,087
Fidelity Series Small Cap Discovery Fund (a)	16,778	186,073
Fidelity Series Small Cap Opportunities Fund (a)	43,600	573,342
Fidelity Series Stock Selector Large Cap Value Fund (a)	84,089	1,051,110
Fidelity Series Value Discovery Fund (a)	57,268	746,771
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,686,310)		9,501,360

International Equity Funds - 18.4%
Fidelity Series Canada Fund (a)	16,154	161,380
Fidelity Series Emerging Markets Fund (a)	20,913	185,502
Fidelity Series Emerging Markets Opportunities Fund (a)	95,729	1,690,577
Fidelity Series International Growth Fund (a)	105,497	1,577,175
Fidelity Series International Small Cap Fund (a)	23,000	377,896
Fidelity Series International Value Fund (a)	161,651	1,564,783
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,999,502)		5,557,313

Bond Funds - 39.3%
Fidelity Series Emerging Markets Debt Fund (a)	19,290	180,167
Fidelity Series Floating Rate High Income Fund (a)	8,289	78,494
Fidelity Series High Income Fund (a)	43,424	406,884
Fidelity Series Inflation-Protected Bond Index Fund (a)	191,988	1,848,844
Fidelity Series International Credit Fund (a)	1,000	9,707
Fidelity Series Investment Grade Bond Fund (a)	711,037	7,650,755
Fidelity Series Long-Term Treasury Bond Index Fund (a)	192,247	1,536,053
Fidelity Series Real Estate Income Fund (a)	13,725	146,715
TOTAL BOND FUNDS
(Cost $12,242,201)		11,857,619

Short-Term Funds - 10.9%
Fidelity Series Government Money Market Fund 2.23% (a)(b)	2,629,896	2,629,896
Fidelity Series Short-Term Credit Fund (a)	66,764	657,626
TOTAL SHORT-TERM FUNDS
(Cost $3,292,469)		3,287,522
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $31,220,482)		30,203,814
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(15,324)
NET ASSETS - 100%		$30,188,490

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,661	$--	$1,721	$--	$994	$(934)	$--
Fidelity Series All-Sector Equity Fund	570,195	81,529	286,402	--	5,722	(14,746)	356,298
Fidelity Series Blue Chip Growth Fund	603,131	184,373	52,244	58,608	433	(86,151)	649,542
Fidelity Series Canada Fund	142,396	36,380	5,236	--	(47)	(12,113)	161,380
Fidelity Series Commodity Strategy Fund	554,633	125,784	38,162	34,850	(1,617)	(45,596)	595,042
Fidelity Series Emerging Markets Debt Fund	161,686	28,665	4,112	2,623	(52)	(6,020)	180,167
Fidelity Series Emerging Markets Fund	--	201,034	653	--	(74)	(14,805)	185,502
Fidelity Series Emerging Markets Opportunities Fund	1,602,611	509,109	205,879	--	(32,830)	(182,434)	1,690,577
Fidelity Series Floating Rate High Income Fund	68,600	11,849	1,705	998	--	(250)	78,494
Fidelity Series Government Money Market Fund 2.23%	2,621,854	397,296	389,254	13,748	--	--	2,629,896
Fidelity Series Growth Company Fund	1,219,532	287,881	119,594	--	3,500	(74,862)	1,316,457
Fidelity Series High Income Fund	361,844	62,022	8,926	5,601	(18)	(8,038)	406,884
Fidelity Series Inflation-Protected Bond Index Fund	1,320,804	648,366	100,740	1,492	(1,886)	(17,700)	1,848,844
Fidelity Series International Credit Fund	9,760	66	--	65	--	(119)	9,707
Fidelity Series International Growth Fund	1,399,052	368,378	60,257	--	(646)	(129,352)	1,577,175
Fidelity Series International Small Cap Fund	335,470	83,799	8,323	--	(285)	(32,765)	377,896
Fidelity Series International Value Fund	1,403,406	320,196	34,687	--	(544)	(123,588)	1,564,783
Fidelity Series Intrinsic Opportunities Fund	1,447,800	313,309	77,018	68,701	(1,963)	(133,389)	1,548,739
Fidelity Series Investment Grade Bond Fund	7,116,682	1,168,528	515,568	55,105	(16,009)	(102,878)	7,650,755
Fidelity Series Large Cap Stock Fund	1,302,045	307,639	109,991	71,561	(2,297)	(113,391)	1,384,005
Fidelity Series Large Cap Value Index Fund	363,622	63,002	28,425	--	341	(13,646)	384,894
Fidelity Series Long-Term Treasury Bond Index Fund	1,144,811	545,028	75,055	10,284	(5,425)	(73,306)	1,536,053
Fidelity Series Opportunistic Insights Fund	656,981	144,099	52,302	--	(5)	(39,686)	709,087
Fidelity Series Real Estate Income Fund	129,428	24,027	3,242	3,626	(19)	(3,479)	146,715
Fidelity Series Short-Term Credit Fund	656,211	99,777	97,790	3,980	(72)	(500)	657,626
Fidelity Series Small Cap Discovery Fund	177,323	33,470	7,810	--	(89)	(16,821)	186,073
Fidelity Series Small Cap Opportunities Fund	544,112	158,534	42,019	42,901	274	(87,559)	573,342
Fidelity Series Stock Selector Large Cap Value Fund	993,957	173,247	75,593	--	1,042	(41,543)	1,051,110
Fidelity Series Value Discovery Fund	703,372	117,162	47,008	--	140	(26,895)	746,771
	$27,612,979	$6,494,549	$2,449,716	$374,143	$(51,432)	$(1,402,566)	$30,203,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018